Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Exploration and evaluation expenditures	$ (3,763)	$ (47,275)	$ (36,113)
General and administrative expenses	(16,274)	(9,545)	(5,116)
Equity compensation	(7,588)	(4,037)	(3,266)
Total expense	(27,625)	(60,857)	(44,495)
Transaction costs	(10,541)	0	0
Gain (loss) on financial instruments measured at fair value	31,557	(2,564)	0
Finance costs	(348)	(4,039)	(2,651)
Finance and other income (expenses)	3,023	(338)	(2)
Total operating income	23,691	(6,941)	(2,653)
NET LOSS BEFORE DISCONTINUED OPERATION	(3,934)	(67,798)	(47,148)
Income from discontinued operation	0	0	122
NET LOSS	(3,934)	(67,798)	(47,026)
TOTAL COMPREHENSIVE LOSS	$ (3,934)	$ (67,798)	$ (47,026)
BASIC LOSS PER SHARE FROM CONTINUING OPERATIONS	$ (0.02)	$ (0.42)	$ (0.29)
DILUTED LOSS PER SHARE FROM CONTINUING OPERATIONS	(0.02)	(0.42)	(0.29)
BASIC LOSS PER SHARE	(0.02)	(0.42)	(0.29)
DILUTED LOSS PER SHARE	$ (0.02)	$ (0.42)	$ (0.29)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	160,363	160,048	160,048